SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Significant Accounting Policies Details 1Abstract
Deferred revenue short term, Beginning Balance			$ 237,347	$ 432,836
Deferred revenue long term, Beginning Balance			401,346	613,428
Total deferred revenue, Beginning Balance			638,693	1,046,264
Cash payments received			25,000
Net sales recognized	$ (59,174)	$ (170,794)	(142,698)	$ (277,521)
Total deferred revenue, Ending Balance	520,995		520,995
Deferred revenue short term, Ending Balance	236,648		236,648
Deferred revenue long term, Ending Balance	$ 284,347		$ 284,347